INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Beginning balance	$ 1,440	$ 2,082	$ 2,581
Reductions for tax positions of prior periods	(443)	(642)	(499)
Additions for tax positions of current period	0	0	0
Ending balance	$ 997	$ 1,440	$ 2,082